ZEA CAPITAL

FORMED BY IOWA CORN GROWERS

Invest in Main Street, not Wall Street.

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ZEA CAPITAL

FORMED BY IOWA CORN GROWERS

Invest in Main Street, not Wall Street.

CALENDAR OF EVENTS

Please plan to attend one of the many community meetings to be held across Iowa this summer. At the informational meetings you will learn about Zea's investment goals, the risks and expenses of investing, how and why the Fund was developed, and how an investment in the Fund could possibly benefit you.

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ZEA CAPITAL

Invest in Main Street, not Wall Street.

FORMED BY IOWA CORN GROWERS

INVESTOR MEETINGS



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INVESTOR MEETINGS

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CALENDAR OF EVENTS

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The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission and certain states is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Zea Capital Fund LLC (the "Fund") will only offer its securities pursuant to its prospectus once declared effective. Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Fund's securities or determined if the information herein or in its prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Neither this website nor the content herein constitutes an offer to sell or a solicitation of an offer to buy units of the Fund and is not incorporated by reference into the Fund's prospectus. Prospective investors in the Fund should carefully consider the Fund's investment objectives, risks, charges and expenses, which are discussed in its prospectus, before investing. The prospectus, which contains this and other information about the Fund, is available and should be read carefully before investing. A copy of the prospectus may be obtained from Nations Financial Group, Inc. by calling (800) 351-2471 (800)351-2471 or by writing to 4000 River Ridge Drive NE, Cedar Rapids, Iowa 52402.

Nations Financial Group, Inc. is a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation.

Nations Financial Group, Inc. has been engaged to act as lead placement agent of the Fund but is not an affiliate of the Fund, the Iowa Corn Growers Association or AAVIN Equity Advisers, LLC, the manager of the Fund.